Note Payable - CARES Act Loan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2020
Note Payable CARES Act Loan [Abstract]
Loan received			$ 463,497
Mature date	Apr. 09, 2025
Bore interest a rate	1.00%
Gain on extinguishment		$ 463,497